Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases
16.	Leases
The Group has operating leases for warehouses, stores, office spaces, delivery centers and other corporate assets that the Group utilizes under lease arrangements.
A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 is as follows:

	As of December 31,
	2023	2024
	(RMB in millions)
Operating lease ROU assets	20,863	24,532
Operating lease liabilities-current	7,755	7,606
Operating lease liabilities-non-current	13,676	18,106

Total operating lease liabilities	21,431	25,712

Weighted average remaining lease term	5.4 years	7.2 years
Weighted average discount rate	4.7%	4.2%
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Operating lease cost	7,951	8,917	8,934
Short-term lease cost	3,181	3,358	3,263

Total	11,132	12,275	12,197

Cash paid for operating leases	7,915	9,086	9,546
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2024 is as follows:

As of December 31, 2024
(RMB in millions)
2025	7,778
2026	4,878
2027	3,199
2028	2,498
2029	1,975
2030 and thereafter	9,568

Total lease payments	29,896
Less: interest	(4,184)

Present value of operating lease liabilities	25,712

As of December 31, 2024, the Group has no significant lease contract that has been entered into but not yet
commenced.